INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 and December 31, 2010 consisted of the following:

	December 31, 2011	December 31, 2010

Technology license	$117,112	$97,112
Website development	-	10,394
Less: accumulated amortization	(55,957)	(51,616)
Intangibles, net	$61,155	$55,890

Future amortization will approximate $10,000 for each of the next five years.

See Note 8 for commitments and contingencies associated with the Company’s technology licenses.